COMMITMENTS AND CONTINGENCY (Tables)	12 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
The Company leases certain office premises and apartments for employees under operating leases through August 31, 2019. Future minimum lease payments under operating leases agreements are as follows:

Amount

Twelve months ending June 30,

2015	$162,229
2016	92,569
2017	63,981
2018	65,711
2019	67,492
Thereafter	11,298
$463,280